Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	23. Commitments and contingencies The Group had the capital commitment relating to long-term investments of RMB 500 thousand as of December 31, 2019 and RMB 31,000 thousand as of December 31, 2020.